Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair market value of the derivative liability
Risk free interest rate	0.12% - 0.28%
Stock volatility factor	150.0% - 274.0%
Weighted average expected option life	3 months - 5 year
Expected dividend yield	None

Risk free interest rate	0.13% - 0.22%
Stock volatility factor	80.0% - 267.0%
Weighted average expected option life	0 months - 5 year
Expected dividend yield	None